PACIFIC GLOBAL ETFs
PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF
Portfolio of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Fair Value
COMMON STOCKS - 98.2%
Basic Materials - 11.4%
Air Liquide SA	1,572	$249,740
Air Water, Inc.	785	10,569
Akzo Nobel NV	734	74,372
Anglo American Plc	7,814	189,134
Arkema SA	227	24,118
Asahi Kasei Corp.	5,935	51,474
BASF SE	2,587	157,663
BHP Group Ltd.	14,007	357,158
BHP Group Plc	10,771	229,852
Boliden AB	1,183	35,229
Chr Hansen Holding A/S	416	46,239
Covestro AG (b)	524	26,018
Daicel Corp.	1,081	7,759
Evonik Industries AG	601	15,573
Fortescue Metals Group Ltd.	11,882	138,721
Israel Chemicals Ltd.	13,279	46,981
Koninklijke DSM NV	615	101,381
Kuraray Co. Ltd.	1,484	14,324
Mitsubishi Chemical Holdings Corp.	5,904	33,908
Mitsubishi Gas Chemical Co., Inc.	569	10,499
Mitsui Chemicals, Inc.	697	16,760
Nitto Denko Corp.	788	51,106
Novozymes A/S	803	50,571
Oji Holdings Corp.	4,023	18,386
Rio Tinto Ltd.	2,756	186,186
Rio Tinto Plc	6,936	416,663
Solvay SA	389	33,504
South32 Ltd.	36,225	52,930
Sumitomo Chemical Co. Ltd.	6,301	20,732
Sumitomo Metal Mining Co. Ltd.	842	25,907
Toray Industries, Inc.	5,028	22,850
Tosoh Corp.	976	15,779
UPM-Kymmene Oyj	652	19,868
voestalpine AG	363	9,576
Yara International ASA	448	17,267
		2,778,797

Communications - 5.8%
Bollore SA	1,854	6,930
Dentsu, Inc.	528	15,495
Deutsche Telekom AG	5,885	98,600
Elisa Oyj	47	2,771
Hakuhodo DY Holdings, Inc.	823	10,574
HKT Trust & HKT Ltd.	34,631	45,847
KDDI Corp.	4,052	102,044
Koninklijke KPN NV	7,323	17,232
Nippon Telegraph & Telephone Corp. *	2,968	60,505
NTT DOCOMO, Inc.	2,978	109,700
Orange SA	4,724	49,206
PCCW Ltd.	28,789	17,162
Pearson Plc	3,815	27,036
Proximus SADP	430	7,852
Publicis Groupe SA	811	26,225
SES SA	2,083	14,790
Singapore Telecommunications Ltd.	51,977	80,723
SoftBank Corp.	4,368	48,768
Spark New Zealand Ltd.	5,255	16,339
Swisscom AG	115	61,005
Tele2 AB	1,194	16,905
Telecom Italia SpA	16,668	6,738
Telecom Italia SpA/Milano	16,342	6,553
Telefonaktiebolaget LM Ericsson	4,831	53,015
Telefonica Deutschland Holding AG	1,782	4,574
Telefonica SA	11,196	38,553
Telenet Group Holding NV	51	1,981
Telenor ASA	2,080	34,888
Telia Co. AB	6,248	25,708
Telstra Corp Ltd.	19,097	38,025
Trend Micro, Inc.	616	37,440
Vivendi SA	1,742	48,610
Vodafone Group Plc	133,887	177,392
Wolters Kluwer NV	1,148	98,041
		1,407,227

Consumer, Cyclical - 11.2%
ABC-Mart, Inc.	161	8,350
Aisin Seiki Co. Ltd.	698	22,171
Bandai Namco Holdings, Inc.	900	65,615
Bayerische Motoren Werke AG	1,138	82,711
Bridgestone Corp.	2,608	82,025
Cie Financiere Richemont SA	4,419	296,023
Cie Generale des Etablissements Michelin SCA	766	82,374
Continental AG	383	41,528
Daiwa House Industry Co Ltd.	1,178	30,130
Denso Corp.	1,929	84,081
Genting Singapore Ltd.	54,700	26,848
Hino Motors Ltd.	1,369	8,814
Honda Motor Co. Ltd.	7,400	173,554
Iida Group Holdings Co. Ltd.	709	14,272
Isuzu Motors Ltd.	2,540	22,095
ITOCHU Corp.	6,205	157,971
Jardine Cycle & Carriage Ltd.	900	11,861
JTEKT Corp.	1,156	8,988
Lawson, Inc.	308	14,660
Marubeni Corp.	7,363	41,505
Marui Group Co Ltd.	908	17,314
Mitsubishi Corp.	6,102	145,368
Mitsui & Co. Ltd.	7,670	131,124
NGK Insulators Ltd.	1,193	16,911
NGK Spark Plug Co. Ltd.	748	12,979
Nintendo Co Ltd.	250	141,421
Panasonic Corp.	10,077	84,923
Pandora A/S	437	31,499
Sega Sammy Holdings, Inc.	824	9,985
Sekisui Chemical Co. Ltd.	1,799	28,606
Sekisui House Ltd.	3,022	53,225
Shimamura Co Ltd.	107	10,379
Sodexo SA	370	26,471
Subaru Corp.	2,826	54,449
Sumitomo Corp.	5,435	64,855
Sumitomo Electric Industries Ltd.	3,586	40,088
Sumitomo Rubber Industries Ltd.	746	6,883
Swatch Group AG	324	14,563
Swatch Group AG	246	57,397
Teijin Ltd.	924	14,272
Toyoda Gosei Co. Ltd.	270	6,157
Toyota Industries Corp.	623	39,224
Toyota Motor Corp.	5,240	344,415
Toyota Tsusho Corp.	934	26,054
USS Co. Ltd.	978	17,424
Volkswagen AG	111	19,417
Yamaha Motor Co. Ltd.	1,247	17,996
Yokohama Rubber Co. Ltd.	594	8,398
		2,717,373

Consumer, Non-cyclical - 24.6%
Adecco Group AG	1,300	68,709
Alfresa Holdings Corp.	907	19,763
Amadeus IT Group SA *	1,911	106,628
Anheuser-Busch InBev SA/NV	1,618	87,690
Asahi Group Holdings Ltd.	1,776	61,566
Astellas Pharma, Inc.	8,701	129,280
Bayer AG	3,475	217,200
Benesse Holdings, Inc.	300	7,695
British American Tobacco Plc	11,781	422,227
Carlsberg A/S	532	71,716
Carrefour SA	2,542	40,727
Coca-Cola Amatil Ltd.	4,542	30,906
Coca-Cola European Partners Plc	931	36,132
Colruyt SA	134	8,698
Dai Nippon Printing Co Ltd.	1,095	22,073
Dairy Farm International Holdings Ltd.	3,187	12,015
Danone SA	2,604	168,591
Edenred	987	44,437
GlaxoSmithKline Plc	22,636	424,107
H Lundbeck A/S	360	11,877
ICA Gruppen AB	413	20,996
Imperial Brands Plc	5,682	100,262
Japan Tobacco, Inc.	5,477	99,709
Kirin Holdings Co. Ltd.	3,775	70,639
Koninklijke Ahold Delhaize NV	4,661	137,987
Medipal Holdings Corp.	800	15,968
METRO AG	583	5,824
NH Foods Ltd.	419	18,633
Nisshin Seifun Group, Inc.	900	14,226
Novartis AG	6,776	587,884
Novo Nordisk A/S	5,230	361,864
Orion Oyj	69	3,128
Orkla ASA	2,364	23,920
Otsuka Holdings Co Ltd.	1,785	75,283
Pernod Ricard SA	890	142,071
Pola Orbis Holdings, Inc.	440	8,273
Roche Holding AG	1,659	567,650
Ryman Healthcare Ltd.	1,367	12,733
Sanofi	3,853	385,476
Seven & i Holdings Co. Ltd.	3,459	106,592
SGS SA	57	152,796
Suntory Beverage & Food Ltd.	600	22,472
Swedish Match AB	289	23,647
Takeda Pharmaceutical Co. Ltd.	7,234	256,807
Tesco Plc	39,737	108,959
Toppan Printing Co Ltd.	1,557	21,820
Transurban Group	17,378	175,627
Treasury Wine Estates Ltd.	6,337	40,578
Unilever NV	5,109	308,489
WH Group Ltd. (b)	92,500	74,954
Wm Morrison Supermarkets Plc	24,085	52,880
		5,990,184

Energy - 5.7%
APA Group	5,258	38,903
BP Plc	100,956	293,366
Eni SpA	9,643	75,615
Equinor ASA	3,358	47,809
Galp Energia SGPS SA	2,101	19,490
Idemitsu Kosan Co. Ltd.	846	17,985
Inpex Corp.	4,720	25,219
JXTG Holdings, Inc.	14,420	51,273
Koninklijke Vopak NV	231	13,016
Lundin Petroleum AB	827	16,483
Oil Search Ltd.	8,614	16,288
OMV AG *	300	8,231
Repsol SA	5,701	38,247
Royal Dutch Shell Plc - Class A	17,662	219,675
Royal Dutch Shell Plc - Class B	17,307	209,967
Total SA	6,727	230,304
Woodside Petroleum Ltd.	5,855	73,724
		1,395,595

Financials - 13.6%
3i Group Plc	2,329	29,950
ABN AMRO Bank NV (b)	642	5,383
Admiral Group Plc	694	23,382
Aegon NV	2,641	6,874
Aeon Mall Co. Ltd.	220	3,079
Allianz SE	551	105,702
Aozora Bank Ltd.	242	4,000
Assicurazioni Generali SpA	2,350	33,132
Aviva Plc	11,248	41,466
AXA SA	3,053	56,470
Azrieli Group Ltd.	218	9,736
Baloise Holding AG	154	22,656
Bank Hapoalim BM	2,516	13,440
Bank Leumi Le-Israel BM	5,487	24,154
Banque Cantonale Vaudoise	102	10,366
BOC Hong Kong Holdings Ltd.	22,897	60,270
CaixaBank SA	5,795	12,318
CapitaLand Mall Trust	18,586	26,278
Chiba Bank Ltd	1,056	5,797
CK Asset Holdings Ltd.	10,409	50,702
Commonwealth Bank of Australia	5,959	271,496
Concordia Financial Group Ltd.	1,865	6,455
Covivio	102	7,187
Dai-ichi Life Holdings, Inc.	1,823	25,531
Daito Trust Construction Co. Ltd.	76	6,716
Daiwa House REIT Investment Corp.	8	20,405
Daiwa Securities Group, Inc.	1,746	7,296
DBS Group Holdings Ltd.	7,082	103,295
Dexus	1,827	11,633
EQT AB	98	1,906
Fukuoka Financial Group, Inc.	308	5,152
Gecina SA	93	12,289
GLP J-Reit	3	4,631
GPT Group	6,210	17,347
Groupe Bruxelles Lambert SA	159	14,351
Hang Lung Properties Ltd.	5,815	14,691
Hang Seng Bank Ltd.	5,445	80,164
Hannover Rueck SE	79	12,245
Henderson Land Development Co Ltd.	4,495	16,559
Hongkong Land Holdings Ltd.	4,727	17,537
Hulic Co Ltd.	548	5,113
ICADE	79	4,439
Isracard Ltd.	1	2
Israel Discount Bank Ltd.	2,596	7,002
Japan Exchange Group, Inc.	582	16,213
Japan Post Insurance Co Ltd.	422	6,606
Japan Prime Realty Investment Corp.	1	3,096
Japan Real Estate Investment Corp.	1	5,101
Japan Retail Fund Investment Corp.	8	12,319
Jardine Matheson Holdings Ltd.	1,047	41,545
Julius Baer Group Ltd.	479	20,423
Kerry Properties Ltd.	1,891	4,826
Klepierre SA	421	5,916
Legal & General Group Plc	20,497	49,816
Lendlease Group	1,185	9,362
Link REIT	8,258	67,129
Macquarie Group Ltd.	745	63,803
Mapfre SA	2,481	3,889
Mebuki Financial Group, Inc.	1,848	4,170
Medibank Pvt Ltd.	9,329	16,772
Mediobanca Banca di Credito Finanziario SpA	1,240	9,738
Mirvac Group	11,362	17,741
Mitsubishi UFJ Financial Group, Inc.	20,846	82,246
Mitsubishi UFJ Lease & Finance Co. Ltd.	550	2,529
Mitsui Fudosan Co Ltd.	900	15,587
Mizrahi Tefahot Bank Ltd.	316	5,603
Mizuho Financial Group, Inc.	4,117	51,163
MS&AD Insurance Group Holdings, Inc.	786	21,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	190	48,251
National Australia Bank Ltd.	10,803	137,343
New World Development Co Ltd.	6,236	30,174
Nippon Building Fund, Inc.	1	5,651
Nippon Prologis REIT, Inc.	8	26,966
NN Group NV	456	17,135
Nomura Holdings, Inc.	4,070	18,470
Nomura Real Estate Holdings, Inc.	274	5,180
Nomura Real Estate Master Fund, Inc.	8	10,013
ORIX Corp.	1,479	18,301
Orix JREIT, Inc. *	8	12,235
Oversea-Chinese Banking Corp. Ltd.	13,309	82,094
Pacific Century Premium Developments Ltd.	3,109	814
Partners Group Holding AG	41	37,730
Prudential Plc	9,299	133,069
QBE Insurance Group Ltd.	4,911	30,286
Raiffeisen Bank International AG	189	2,896
Resona Holdings, Inc.	3,592	12,179
Sampo Oyj	229	9,072
SBI Holdings, Inc.	286	7,357
Schroders Plc	299	10,398
Seven Bank Ltd.	1,166	2,819
Shizuoka Bank Ltd.	1,241	8,543
Sino Land Co. Ltd.	9,056	10,517
Sompo Holdings, Inc.	616	21,196
Standard Life Aberdeen Plc	5,419	15,803
Stockland	6,910	18,708
Sumitomo Mitsui Financial Group, Inc.	2,266	62,685
Sumitomo Mitsui Trust Holdings, Inc.	616	16,310
Sun Hung Kai Properties Ltd.	6,106	77,841
Suncorp Group Ltd.	4,318	26,134
Suntec Real Estate Investment Trust	13,270	14,096
Swire Pacific Ltd.	1,410	6,768
Swire Properties Ltd.	4,756	12,519
Swiss Life Holding AG	107	40,486
Swiss Prime Site AG	244	22,147
Swiss Re AG	931	69,018
T&D Holdings, Inc.	1,122	10,979
Tokio Marine Holdings, Inc.	1,110	48,414
Tokyo Century Corp.	44	2,382
Tokyu Fudosan Holdings Corp.	1,228	5,251
Tryg A/S	239	7,543
UBS Group AG	8,167	91,331
United Overseas Bank Ltd.	4,100	57,158
United Urban Investment Corp.	8	8,852
Vicinity Centres	10,460	10,301
Vonovia SE	736	50,550
Wendel SE	28	2,543
Wharf Real Estate Investment Co. Ltd.	4,322	17,567
Zurich Insurance Group AG	475	165,390
		3,314,701

Industrial - 15.1%
ABB Ltd.	16,122	410,467
ACS Actividades de Construccion y Servicios SA	1,225	27,813
AGC, Inc.	880	25,616
Amada Holdings Co. Ltd.	1,750	16,295
AP Moller - Maersk A/S - Class B	32	50,798
AP Moller - Maersk A/S - Class A	16	23,522
Assa Abloy AB	1,690	39,647
Atlas Copco AB - Class A	1,126	53,912
Atlas Copco AB - Class B	491	20,570
Aurizon Holdings Ltd.	17,610	53,606
Brother Industries Ltd.	1,204	19,019
Casio Computer Co Ltd.	1,151	18,488
CK Hutchison Holdings Ltd.	25,550	153,629
CK Infrastructure Holdings Ltd.	5,651	26,359
CRH Plc	4,408	159,542
Deutsche Post AG	3,413	155,662
East Japan Railway Co.	1,400	86,019
Elbit Systems Ltd.	115	13,995
Epiroc AB - Class B	458	6,377
Epiroc AB - Class A	1,086	15,782
Ferrovial SA	2,175	52,914
Fuji Electric Co Ltd.	828	25,987
Hirose Electric Co. Ltd.	154	19,757
Hitachi Ltd.	4,442	149,225
HOCHTIEF AG	87	6,778
JSR Corp.	846	19,966
Kajima Corp.	2,356	28,192
Kamigumi Co Ltd.	823	16,138
Komatsu Ltd.	4,143	90,744
Kone Oyj	327	28,778
Kubota Corp.	4,723	84,079
Kurita Water Industries Ltd.	400	13,123
Kyocera Corp.	1,491	84,782
Kyushu Railway Co.	714	15,212
LafargeHolcim Ltd.	3,505	159,790
Legrand SA	986	78,819
Leonardo SpA	1,678	9,837
LIXIL Group Corp.	1,220	24,408
Maruichi Steel Tube Ltd.	286	7,121
Mitsubishi Electric Corp.	8,349	112,531
MTR Corp Ltd.	14,666	72,383
Murata Manufacturing Co. Ltd.	2,563	164,597
Nabtesco Corp.	572	20,691
Nikon Corp.	1,833	12,305
Nippon Express Co. Ltd.	374	21,774
NSK Ltd.	1,787	13,572
Obayashi Corp.	2,929	26,523
Omron Corp.	824	63,911
Poste Italiane SpA (b)	1,064	9,441
Schneider Electric SE	2,246	279,265
Seibu Holdings, Inc.	1,000	10,714
Shimizu Corp.	2,528	18,912
Siemens AG	2,084	263,594
SKF AB	1,578	32,720
Sumitomo Heavy Industries Ltd.	650	15,050
Taiheiyo Cement Corp.	419	10,624
Taisei Corp.	990	33,324
TDK Corp.	626	67,725
TOTO Ltd.	828	37,881
Venture Corp Ltd.	2,485	35,025
Wartsila OYJ Abp	634	4,994
West Japan Railway Co.	733	36,078
Yokogawa Electric Corp.	1,161	18,329
		3,674,731

Technology - 4.8%
ASM Pacific Technology Ltd.	5,294	53,828
Atos SE *	404	32,589
Canon, Inc.	4,615	76,424
Capgemini SE	668	85,956
Computershare Ltd.	4,362	38,179
FUJIFILM Holdings Corp.	1,776	87,314
Fujitsu Ltd.	869	118,157
NEC Corp.	1,162	67,650
Nomura Research Institute Ltd.	1,516	44,489
Otsuka Corp.	523	26,679
Ricoh Co. Ltd.	3,133	20,973
Rohm Co. Ltd.	449	34,484
SAP SE	1,752	272,708
SCSK Corp.	200	11,132
Seiko Epson Corp.	1,381	15,779
Tokyo Electron Ltd.	703	182,174
		1,168,515

Utilities - 6.0%
AGL Energy Ltd.	2,924	28,525
AusNet Services	7,600	10,234
Chubu Electric Power Co., Inc.	1,450	17,612
Chugoku Electric Power, Co. Inc.	636	7,954
CLP Holdings Ltd.	10,405	96,665
E.ON SE	3,997	44,183
EDP - Energias de Portugal SA	10,726	52,755
Electric Power Development Co. Ltd.	396	6,094
Enagas SA	1,111	25,655
Endesa SA	772	20,664
Enel SpA	23,418	203,673
Fortum Oyj	340	6,886
HK Electric Investments & HK Electric Investments Ltd.	14,408	14,873
Hong Kong & China Gas Co. Ltd.	52,000	74,477
Iberdrola SA	13,437	165,578
Kansai Electric Power Co., Inc.	1,716	16,596
Kyushu Electric Power Co., Inc.	858	7,786
Mercury NZ Ltd.	1,513	5,105
Meridian Energy Ltd.	3,253	10,653
National Grid Plc	16,156	185,496
Naturgy Energy Group SA	746	14,974
Origin Energy Ltd.	7,760	23,900
Osaka Gas Co. Ltd.	902	17,533
Power Assets Holdings Ltd.	12,161	63,708
Red Electrica Corp SA	1,048	19,678
Severn Trent Plc	1,191	37,483
Siemens Energy AG *	1,042	28,099
Snam SpA	8,212	42,258
SSE Plc	5,008	78,062
Suez	719	13,324
Terna Rete Elettrica Nazionale SpA	4,098	28,703
Tohoku Electric Power Co., Inc.	1,160	11,615
Tokyo Gas Co. Ltd.	838	19,117
Uniper SE	355	11,471
United Utilities Group Plc	3,390	37,435
Veolia Environnement SA	1,135	24,512
		1,473,336
Total Common Stocks
(Cost $25,434,283)		23,920,459

PREFERRED STOCKS - 0.6%
Consumer, Cyclical - 0.6%
Bayerische Motoren Werke AG	187	10,239
Porsche Automobil Holding SE	532	31,749
Volkswagen AG	641	103,262
		145,250

Basic Materials - 0.0% ~
Fuchs Petrolub SE	191	9,714

Total Preferred Stocks
(Cost $179,761)		154,964

SHORT TERM INVESTMENTS - 0.6%
First American Treasury Obligations Fund - Class X, 0.056% (a)	158,370	158,370
Total Short Term Investments
(Cost $158,370)		158,370

TOTAL INVESTMENTS - 99.4%
(Cost $25,772,414)		24,233,793
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		135,840
TOTAL NET ASSETS - 100.0%		$24,369,633

(a) Seven-day yield as of September 30, 2020
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
* Non income producing
~ Represents less than 0.05% of net assets

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company
Oyj - Public Limited Company
SpA - Societa per Azioni
SCA - Limited Partnership with share capital

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF
Portfolio Allocations
September 30, 2020 (Unaudited)

Asset Type Allocation
Common Stocks	98.2%
Short Term Investments	0.6%
Preferred Stocks	0.6%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Net Assets	100.0%

Sector Allocation
Consumer, Non-cyclical	24.6%
Industrial	15.1%
Financials	13.6%
Consumer, Cyclical	11.8%
Basic Materials	11.4%
Utilities	6.0%
Communications	5.8%
Energy	5.7%
Technology	4.8%
Short Term Investments	0.6%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Net Assets	100.0%

Country Allocation
Japan	27.1%
United Kingdom	13.9%
France	11.7%
Australia	8.7%
Germany	8.1%
Switzerland	7.5%
Hong Kong	5.0%
Sweden	3.7%
Netherlands	2.7%
Denmark	2.2%
Spain	1.8%
Belgium	1.7%
Singapore	1.5%
Italy	0.7%
Finland	0.6%
New Zealand	0.6%
United States	0.5%
Israel	0.5%
Norway	0.3%
Portugal	0.3%
Austria	0.2%
Ireland	0.1%
Luxembourg	0.0%	~
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of September 30, 2020, based on the inputs used to value them:

Pacific Global International Equity Income ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,920,459	$-	$-	$23,920,459
Preferred Stocks	154,964	-	-	154,964
Short Term Investments	158,370	-	-	158,370
Total	$24,233,793	$-	$-	$24,233,793